NEOS Ethereum High Income ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 23.7%		Shares	Value
iShares Ethereum Trust ETF (a)		661,912	$10,478,067
TOTAL EXCHANGE TRADED FUNDS (Cost $12,828,328)			10,478,067

PURCHASED OPTIONS - 10.0%	Notional Amount	Contracts	Value
Call Options - 10.0%
Grayscale Ethereum Staking ETF (c)(d) Expiration: 04/17/2026; Exercise Price: $16.00	13,541,631	7,933	1,368,442
iShares Ethereum Trust ETF (b)(c) Expiration: 07/17/2026; Exercise Price: $16.00	19,787,500	12,500	3,025,000
TOTAL PURCHASED OPTIONS (Cost $4,605,175)			4,393,442

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 78.4%		Par	Value
3.61%, 05/14/2026 (e)		34,817,000	34,665,947
TOTAL U.S. TREASURY BILLS (Cost $34,667,999)			34,665,947

MONEY MARKET FUNDS - 0.5%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (f)		212,843	212,843
Northern U.S. Government Select Money Market Fund, 3.36% (f)		3,000	3,000
TOTAL MONEY MARKET FUNDS (Cost $215,843)			215,843

TOTAL INVESTMENTS - 112.6% (Cost $52,317,345)			49,753,299
Liabilities in Excess of Other Assets - (12.6)%			(5,565,843)
TOTAL NET ASSETS - 100.0%			$44,187,456

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Ethereum High Income ETF
Consolidated Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (10.2)%	Notional Amount	Contracts	Value
Call Options - (2.3)%
iShares Ethereum Trust ETF (b)(c)
Expiration: 05/15/2026; Exercise Price: $18.00	$(11,069,919)	(6,993)	$(574,964)
Expiration: 05/15/2026; Exercise Price: $19.00	(11,069,919)	(6,993)	(440,559)
Total Call Options			(1,015,523)

Put Options - (7.9)%
Grayscale Ethereum Staking ETF (a)(b) Expiration: 04/17/2026; Exercise Price: $16.00	(13,541,631)	(7,933)	(495,813)
iShares Ethereum Trust ETF (b)(c) Expiration: 07/17/2026; Exercise Price: $16.00	(19,787,500)	(12,500)	(2,975,000)
Total Put Options			(3,470,813)
TOTAL WRITTEN OPTIONS (Premiums received $5,004,331)			$(4,486,336)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

NEOS Ethereum High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$10,478,067	$–	$–	$10,478,067
Purchased Options	–	4,393,442	–	4,393,442
U.S. Treasury Bills	–	34,665,947	–	34,665,947
Money Market Funds	215,843	–	–	215,843
Total Investments	$10,693,910	$39,059,389	$–	$49,753,299

Liabilities:
Written Options	$–	$(4,486,336)	$–	$(4,486,336)
Total Written Options	$–	$(4,486,336)	$–	$(4,486,336)

Refer to the Schedule of Investments for further disaggregation of investment categories.